Convertible Notes Payable (Details) - Schedule of Future Maturities of Convertible Notes Payable	Jun. 30, 2023 USD ($)
Schedule of Future Maturities of Convertible Notes Payable [Abstract]
2025	$ 245,000
Future maturities of convertible notes payable, total	$ 245,000